Earnings Per Share (Changes In Stock Price On Impact Number Of Diluted Earnings Per Share And Issuable Upon Conversion Of Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
80.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 80.73
Conversion of stock, shares converted	(3,429)	[1]
Total treasury method incremental shares	49,146	[2]
80.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	49,146
80.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(52,575)
90.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 90.73
Conversion of stock, shares converted	(21,237)	[1]
Total treasury method incremental shares	304,389	[2]
90.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	304,389
90.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(325,626)
100.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 100.73
Conversion of stock, shares converted	(35,510)	[1]
Total treasury method incremental shares	508,953	[2]
100.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	508,953
100.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(544,463)
110.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 110.73
Conversion of stock, shares converted	73,662	[1]
Total treasury method incremental shares	797,435	[2]
110.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	676,569
110.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	120,866
110.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(723,773)
120.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 120.73
Conversion of stock, shares converted	263,450	[1]
Total treasury method incremental shares	1,136,829	[2]
120.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	816,418
120.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	320,411
120.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(873,379)
130.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 130.73
Conversion of stock, shares converted	424,201	[1]
Total treasury method incremental shares	1,424,299	[2]
130.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	934,871
130.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	489,428
130.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total treasury method incremental shares	(1,000,098)

[1]	Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.
[2]	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.